KRANE SHARES TRUST

KraneShares Asia Robotics and Artificial Intelligence Index ETF

KraneShares CICC China Leaders 100 Index ETF

(formerly, KraneShares Zacks New China ETF)

KraneShares CSI China Internet ETF

KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares Emerging Markets Healthcare Index ETF

KraneShares MSCI All China Consumer Discretionary Index ETF

KraneShares MSCI All China Consumer Staples Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares MSCI All China Index ETF

(formerly, KraneShares FTSE Emerging Markets Plus ETF)

KraneShares MSCI China A Hedged Index ETF

KraneShares MSCI China Environment Index ETF

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares MSCI One Belt One Road Index ETF

(collectively, the “Funds”)

Supplement dated January 14, 2020 to the currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information, as each may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) and Statement of Additional Information listed above and should be read in conjunction with the Prospectuses and Statement of Additional Information.

1.	The following changes to the Prospectuses and Statement of Additional Information apply:

Except as noted below, all references to Mr. Schlarbaum are deleted and replaced with Mr. Maund.

2.	The following changes to the Prospectuses and Statement of Additional Information apply:

All references to 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020 are replaced with 280 Park Ave, 32nd Floor, New York, New York 10017.

3.	In each of the Fund Summary sections for the Funds, the first sentence under the “Portfolio Manager” headings is deleted in its entirety and replaced with the following:

James Maund, Head of Capital Markets at the Adviser, has served as portfolio manager for the Fund since January 2020.

4.	In the “Portfolio Managers” section of the Statutory Prospectus, the first paragraph under the heading “KraneShares Asia Robotics and Artificial Intelligence Index ETF, KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI All China Consumer Discretionary Index ETF, KraneShares MSCI All China Consumer Staples Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI China A Hedged Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, and KraneShares MSCI One Belt One Road Index ETF” is deleted in its entirety and replaced with the following:

James Maund, Head of Capital Markets at the Adviser, has served as the lead portfolio manager of each Fund since January 2020. He joined the Adviser in 2020 and has over 15 years of experience in the investment management industry. Previously, he was a Vice President in the Institutional ETF Group and a member of the ETF Capital Markets Group at State Street Global Advisors (2010-2019); and an ETF trader at Goldman Sachs & Co (2005-2010). Mr. Maund graduated with a bachelor’s degree in economics from Wesleyan University.

5.	In the “Portfolio Managers” section of the Statement of Additional Information, the first paragraph under the heading “All Funds (except for the KraneShares Bosera MSCI China A Share ETF, KraneShares CCBS China Corporate High Yield Bond USD Index ETF, and KraneShares E Fund China Commercial Paper ETF)” is deleted in its entirety and replaced with the following:

James Maund, Head of Capital Markets at the Adviser, has served as the lead portfolio manager of each Fund since January 2020. He joined the Adviser in 2020 and has over 15 years of experience in the investment management industry. Previously, he was a Vice President in the Institutional ETF Group and a member of the ETF Capital Markets Group at State Street Global Advisors (2010-2019); and an ETF trader at Goldman Sachs & Co (2005-2010). Mr. Maund graduated with a bachelor’s degree in economics from Wesleyan University.

6.	In the “Portfolio Managers” section of the Statement of Additional Information, the rows pertaining to Mark Schlarbaum in the table under the “Portfolio Manager Fund Ownership” heading related to Krane’s Portfolio Managers are deleted in their entirety and replaced with the following:

Krane’s Portfolio Managers
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
James Maund*	KraneShares CICC China Leaders 100 Index ETF (formerly, KraneShares Zacks New China ETF)	None
	KraneShares CSI China Internet ETF	None
	KraneShares Electric Vehicles and Future Mobility Index ETF	None
	KraneShares Emerging Markets Consumer Technology Index ETF	None
	KraneShares Emerging Markets Healthcare Index ETF	None
	KraneShares MSCI All China Health Care Index ETF	None
	KraneShares MSCI All China Index ETF	None
	KraneShares MSCI China Environment Index ETF	None
	KraneShares MSCI Emerging Markets Ex China Index ETF	None
	KraneShares MSCI One Belt One Road Index ETF	None

* The information is as of January 10, 2020.

7.	In the “Portfolio Managers” section of the Statement of Additional Information, the paragraph following the first table under the “Portfolio Manager Fund Ownership” heading is deleted in its entirety and replaced with the following:

The KraneShares Asia Robotics and Artificial Intelligence Index ETF, KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF, KraneShares MSCI All China Consumer Discretionary Index ETF, KraneShares MSCI All China Consumer Staples Index ETF, and KraneShares MSCI China A Hedged Index ETF have not yet commenced operations as of January 10, 2020. Therefore, Messrs. Maund and Shelon did not beneficially own any shares of these Funds as of that date.

8.	In the “Portfolio Managers” section of the Statement of Additional Information, the row pertaining to Mark Schlarbaum in the table under the “Other Accounts” heading related to Krane’s Portfolio Manager is deleted in its entirety and replaced with the following:

Krane’s Portfolio Managers*
Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
James Maund*	2	$86.5	1	$52.5	0	$0

* The information is as of January 10, 2020. None of the accounts paid advisory fees based on the performance of the accounts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.